INVENTORIES - Schedule of Inventories (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory [Abstract]
Spare Parts	$ 68,174,820	$ 50,391,995
Allowance for obsolete inventories	(1,208,312)	(1,023,874)
Total	66,966,508	49,368,121
Current
Finished products	8,700,699	9,084,587
Production in progress	47,441,635	38,434,508
Raw materials, materials and spare parts	125,408,159	97,874,741
Fuels	20,213,214	21,164,228
Total	$ 201,763,707	$ 166,558,064